Significant Accounting Policies - Summary of Basis Depreciation of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Building structures [member]
Disclosure Of Property Plant And Equipment [Line Items]
Method	Straight-line
Rate	15 to 20 years
Furniture and equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Method	Straight-line
Rate	5 years
Computer equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Method	Straight-line
Rate	3 years
Security equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Method	Straight-line
Rate	5 years
Production equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Method	Straight-line
Rate	7 years
Road [member]
Disclosure Of Property Plant And Equipment [Line Items]
Method	Straight-line
Rate	25 years
Leasehold improvements [member]
Disclosure Of Property Plant And Equipment [Line Items]
Method	Straight-line
Rate	5 to 10 years
Equipment under finance lease [member]
Disclosure Of Property Plant And Equipment [Line Items]
Method	Straight-line
Rate	Lesser of term of lease and useful life of equipment